Investments - Summary of Long -Term Investments By Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 49,216	$ 57,735
BRAZIL
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	37,449	55,930
Other [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 11,767	$ 1,805